Provisions for employee benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 748	€ 786
Estimate of contributions expected to be paid to plan for next annual reporting period	147	40
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	395	445
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	353	€ 341
Deferred monetary incentive plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	120
Expansion contracts for workers
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	118
Isopensione
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	77
Jubilee Awards
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	26
Other Long term Plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 12